Related party transactions	12 Months Ended
Apr. 30, 2011
Notes to Financial Statements
Related party transactions

7.           Related Party Transactions

    a)           Acquisition of Mineral Claim

On October 6, 2010, we entered into an Option Agreement (the “Agreement”), amended on March 29, 2011, to earn a 50% undivided interest in a gold exploration property, known as the Hotstone property. The Hotstone property is comprised of a 5 claim unit totaling approximately 120 hectares within the Greenlaw Township, located 50 km southeast of Chapleau, Ontario, and 130 km west-southwest of Timmins, Ontario, Canada. Mr. David L. Gibson, a director and officer of the Company was the optionor of the Hotstone property. Under the terms of the Agreement, Mr. Gibson received $100,000 in cash and 1,000,000 restricted shares of common stock. (refer Note – 4)

    b)           Loan agreement

On March 27, 2007, we entered into a loan agreement with 961266 Alberta Inc. (the “Lender”), a stockholder of the Company, for $125,000.  The term of the loan was for 24 months, with interest to accrue over the term of the loan at a rate of 10% per annum, payable in full on March 27, 2009.  Subsequent to April 30, 2007, the Company received instructions from the Lender to convert a total of $12,400 in loan proceeds to share subscriptions for a total of 12,400,000 shares of the Company’s common stock at $0.001 per share.  The Company repaid an amount of $90,000 to reduce the principal amount and the accrued interest in fiscal year 2009.  The Company did not make any cash payments in fiscal year ended April 30, 2010, leaving the amount of $46,249 including unpaid accrued interest of $5,572 on the balance sheet – short term loan – related parties. On June 16, 2010, the Lender assigned its debt to the third parties. We paid the amount of $46,762 including unpaid accrued interest of $6,085 in full through debt settlement agreements with the third parties by issuing 9,054,774 shares of common stock.

As at April 30, 2009, we had an outstanding loan in the amount of $4,914 from Ox Financial Corp., a company controlled by one of our stockholders, which amount was unsecured and non-interest bearing with no specific terms of repayment.  The proceeds from this loan were used for our working capital.  During the fiscal year ended April 30, 2010, the Company repaid an amount of $4,570, leaving the amount of $344. The stockholder was appointed to our Board of Directors on June 16, 2010 and is a director and officer as of the filing date of this annual report.  On June 16, 2010, we paid the $344  short term loan and  $190,000 in accounts payable by way of a debt settlement agreement  whereby the Company issued a total of 36,882,784 shares of common stock.

    c)           Short term loan

On October 27, 2010, the Company received a loan from Valerie Martinez (“Martinez”), a shareholder of the Company, of US$60,000 for working capital and on November 2, 2010 the Company received an additional US$50,000 from Martinez, as a further working capital loan.  The loans were short term loans bearing no interest and to be repaid upon the Company closing a convertible loan offering of US$2,000,000.  During the fiscal year ended April 30, 2011, the Company did not make any cash payments, leaving $123,626 (USD$110,000) on the balance sheets – Short term loan- related parties.

    d)           Management service agreement

On November 1, 2008, we entered into a two year management service agreement payable at $10,000 monthly with Ox Financial Corp., a company controlled by a director and officer of the Company. During the fiscal year ended April 30, 2011, we incurred $120,000 (2010 - $120,000), (2009 -  $60,000) in management fees under this agreement and $27,473 for expenses.  The Company made cash payments of $117,112 and settled a total of $190,000 by way of a debt settlement described under (b) above.  As at April 30, 2011 an amount of  $10,361 was owing and is reflected on the balance sheets as accounts payable – related parties.

    e)           Consulting services

Mr. David L. Gibson, a director and officer of the Company invoiced and was paid a total of $16,065 for consulting services provided during the fiscal year ended April 30, 2011 in respect of evaluation of the Santa Rita mining concession.   The Company also reimbursed Mr. Gibson a total of $5,414 in respect of travel and incidental expenses incurred as a result of the evaluation.

Dynamic Exploration Ltd. (“Dynamic”), a company controlled by Richard Thomas Walker, a director and the Company’s chief Geologist, invoiced the Company $33,735 for consulting services provided during the fiscal year ended April 30, 2011.  Dynamic also invoiced the Company a total of $4,736 for reimbursement of travel and incidental expenses incurred as a result of the services provided.   At April 30, 2011 a total of $14,917 remained due and payable to Dynamic.